Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of Operating Right-of-use Assets and Lease Liabilities

Right-of-use asset	December 31, 2021	December 31, 2020
Beginning balance	$39,809	$4,759
Additions, cost	-	57,919
Amortization	(6,920)	(11,999)
Foreign currency translation change	(15,504)	(10,870)
Net book value	$17,385	$39,809

Schedule of Lease Liability

As at December 31, 2021, the Company’s lease liability is as follows:

Lease liability	December 31, 2021	December 31, 2020
Current portion of operating lease liabilities	$6,732	$12,116
Long-term portion of operating lease liabilities	8,592	27,693
	$15,324	$39,809

Summary of Operating Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of December 31, 2021 are as follows:

Operating lease commitments and lease liability
Remainder of 2021	$-
2022	6,732
2023	6,732
2024	6,732
Total future minimum lease payments	20,196
Discount	(4,872)
Total	$15,324